Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Information [Abstract]
Schedule of revenues from external customers
	Year ended December 31,
	2016	2015	2014

United States	$12,921	$11,424	$11,712
Germany	7,196	7,326	9,191
Europe (other than Germany)	5,250	3,460	4,635
Asia	2,696	3,436	3,600
Israel	2,832	1,958	1,985
Other	88	158	802

	$30,983	$27,762	$31,925

Schedule of net amount of property and equipment
	December 31,
	2016	2015

Israel	$751	$825
United States	1,036	1,264
Germany	181	155
Other	113	77

	$2,081	$2,321